4. Accounting policies (Detail Narrative)	12 Months Ended
Dec. 31, 2019
Land
DisclosureOfAccountingPoliciesLineItems [Line Items]
Estimated useful lives	Not depreciated
Facilities in service
DisclosureOfAccountingPoliciesLineItems [Line Items]
Estimated useful lives	Between 30 and 50 years
Furniture, tools and equipment
DisclosureOfAccountingPoliciesLineItems [Line Items]
Estimated useful lives	Between 5 and 20 years